N-2	Sep. 18, 2025
Cover [Abstract]
Entity Central Index Key	0001327228
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Alternative Investment Partners Absolute Return Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The section of the Fund’s prospectus entitled “Investment Program—Leverage” is hereby deleted in its entirety and replaced with the following:

The Fund may use leverage to seek to achieve its investment objective. The Fund may incur leverage to the extent permitted by the 1940 Act. Specifically, the Fund may borrow money through a credit facility to fund investments in Investment Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments (i.e., to provide the Fund with temporary liquidity to acquire investments in Investment Funds in advance of the Fund’s receipt of redemption proceeds from another Investment Fund).

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed 33 1/3% the value of its total assets (including the indebtedness). The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement. If at any time the Fund’s asset coverage for all borrowings falls below the minimum level required by the 1940 Act, the Fund will decrease its borrowings to the extent required. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions.

The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time. In addition, the Fund may borrow for temporary, emergency or other purposes as permitted by the 1940 Act. The Fund will comply with the limitations on leverage imposed by the 1940 Act.

Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. The use of leverage is subject to risks and would cause the Fund’s NAV to be more volatile than if leverage were not used. For example, a rise in short-term interest rates could lead to higher interest costs which could detract from the Fund’s return if the Fund were using leverage versus if the Fund were not using leverage. A reduction in the Fund’s NAV may cause a reduction in the market price of its Shares. The use of leverage also may cause greater volatility in the level of the Fund’s market price and distributions on the Shares.

In addition to borrowing money, the Fund may also incur economic leverage via the use of derivatives. These instruments may, in some cases, involve significant risks of loss.

Investment Funds may also utilize leverage, including economic leverage, in their investment activities. Borrowings by Investment Funds are not subject to the Asset Coverage Requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 and during the crisis relating to COVID-19. In general, the use of leverage by Investment Funds or the Fund may increase the volatility of the Investment Funds or the Fund. See “Types of Investments and Related Risks—Investment Related Risks—Leverage Utilized by the Fund” and “Types of Investments and Related Risks—Investment Related Risks—Leverage Utilized by Investment Funds.”

Risk Factors [Table Text Block]

The section of the Fund’s prospectus entitled “Types of Investments and Related Risks—Investment Related Risks—Leverage Utilized by the Fund” is hereby deleted in its entirety and replaced with the following:

The Fund may incur leverage to the extent permitted by the 1940 Act. Specifically, the Fund may borrow money through a credit facility to fund investments in Investment Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments (i.e., to provide the Fund with temporary liquidity to acquire investments in Investment Funds in advance of the Fund’s receipt of redemption proceeds from another Investment Fund). See “Investment Program—Leverage.”

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed 33 1/3% the value of its total assets (including the indebtedness). The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement. If at any time the Fund’s asset coverage for all borrowings falls below the minimum level required by the 1940 Act, the Fund will decrease its borrowings to the extent required. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions.

The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time. In addition, the Fund may borrow for temporary, emergency or other purposes as permitted by the 1940 Act. The Fund will comply with the limitations on leverage imposed by the 1940 Act.

Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. The use of leverage is subject to risks and would cause the Fund’s NAV to be more volatile than if leverage were not used. For example, a rise in short-term interest rates could lead to higher interest costs which could detract from the Fund’s return if the Fund were using leverage versus if the Fund were not using leverage. A reduction in the Fund’s NAV may cause a reduction in the market price of its Shares. The use of leverage also may cause greater volatility in the level of the Fund’s market price and distributions on the Shares.

In addition to borrowing money, the Fund may also incur economic leverage via the use of derivatives. These instruments may, in some cases, involve significant risks of loss.

Effects of Leverage [Text Block]

The section of the Fund’s prospectus entitled “Investment Program—Leverage” is hereby deleted in its entirety and replaced with the following:

The Fund may use leverage to seek to achieve its investment objective. The Fund may incur leverage to the extent permitted by the 1940 Act. Specifically, the Fund may borrow money through a credit facility to fund investments in Investment Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments (i.e., to provide the Fund with temporary liquidity to acquire investments in Investment Funds in advance of the Fund’s receipt of redemption proceeds from another Investment Fund).

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed 33 1/3% the value of its total assets (including the indebtedness). The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement. If at any time the Fund’s asset coverage for all borrowings falls below the minimum level required by the 1940 Act, the Fund will decrease its borrowings to the extent required. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions.

The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time. In addition, the Fund may borrow for temporary, emergency or other purposes as permitted by the 1940 Act. The Fund will comply with the limitations on leverage imposed by the 1940 Act.

Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. The use of leverage is subject to risks and would cause the Fund’s NAV to be more volatile than if leverage were not used. For example, a rise in short-term interest rates could lead to higher interest costs which could detract from the Fund’s return if the Fund were using leverage versus if the Fund were not using leverage. A reduction in the Fund’s NAV may cause a reduction in the market price of its Shares. The use of leverage also may cause greater volatility in the level of the Fund’s market price and distributions on the Shares.

In addition to borrowing money, the Fund may also incur economic leverage via the use of derivatives. These instruments may, in some cases, involve significant risks of loss.

Investment Funds may also utilize leverage, including economic leverage, in their investment activities. Borrowings by Investment Funds are not subject to the Asset Coverage Requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 and during the crisis relating to COVID-19. In general, the use of leverage by Investment Funds or the Fund may increase the volatility of the Investment Funds or the Fund. See “Types of Investments and Related Risks—Investment Related Risks—Leverage Utilized by the Fund” and “Types of Investments and Related Risks—Investment Related Risks—Leverage Utilized by Investment Funds.”

Leverage Utilized by the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The section of the Fund’s prospectus entitled “Types of Investments and Related Risks—Investment Related Risks—Leverage Utilized by the Fund” is hereby deleted in its entirety and replaced with the following:

The Fund may incur leverage to the extent permitted by the 1940 Act. Specifically, the Fund may borrow money through a credit facility to fund investments in Investment Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments (i.e., to provide the Fund with temporary liquidity to acquire investments in Investment Funds in advance of the Fund’s receipt of redemption proceeds from another Investment Fund). See “Investment Program—Leverage.”

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed 33 1/3% the value of its total assets (including the indebtedness). The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement. If at any time the Fund’s asset coverage for all borrowings falls below the minimum level required by the 1940 Act, the Fund will decrease its borrowings to the extent required. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions.

The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time. In addition, the Fund may borrow for temporary, emergency or other purposes as permitted by the 1940 Act. The Fund will comply with the limitations on leverage imposed by the 1940 Act.

Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. The use of leverage is subject to risks and would cause the Fund’s NAV to be more volatile than if leverage were not used. For example, a rise in short-term interest rates could lead to higher interest costs which could detract from the Fund’s return if the Fund were using leverage versus if the Fund were not using leverage. A reduction in the Fund’s NAV may cause a reduction in the market price of its Shares. The use of leverage also may cause greater volatility in the level of the Fund’s market price and distributions on the Shares.

In addition to borrowing money, the Fund may also incur economic leverage via the use of derivatives. These instruments may, in some cases, involve significant risks of loss.